Condensed Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income	$ 854	$ 281	$ 1,964	$ 956	$ 366	$ 1,830
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs			12	5	10
Stock-based compensation	$ 0	$ 0	16	17	63	20
Increase in other liabilities			643	555	351	(92)
Cash Flows from Investing Activities:
Purchase of securities available-for-sale					(35,066)	(11,542)
Cash Flows from Financing Activities:
Proceeds from the issuance of subordinated debt				6,834	6,834
Repurchase of common stock				(243)	(243)
Net (decrease) increase in cash and due from banks			(8,676)	(7,963)	(666)	5,276
Parent Company
Cash Flows from Operating Activities:
Net income					366	1,830
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs					10
Stock-based compensation					63	20
Equity in undistributed earnings of subsidiaries					(821)	(1,816)
Increase in other assets					(187)	(467)
Net change in deferred directors' compensation					63	77
Increase in other liabilities					1	17
Net cash used in operating activities					(505)	(339)
Cash Flows from Investing Activities:
Purchase of securities available-for-sale					(2,480)
Investment in subsidiaries					(4,000)	(1,100)
Net cash used in investing activities					(6,480)	(1,100)
Cash Flows from Financing Activities:
Proceeds from the issuance of subordinated debt					6,834
Repurchase of common stock					(243)
Net cash provided by financing activities					6,591
Net (decrease) increase in cash and due from banks					(394)	(1,439)
Cash and cash equivalents at January 1			$ 2,051	$ 2,445	2,445	3,884
Cash and cash equivalents at December 31					$ 2,051	$ 2,445